Business combinations - Final fair values of the identifiable assets and liabilities of Zarplata (Details) - Zarplata - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 25, 2020
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired		100.00%	100.00%
Decrease of non-contractual customer relationships	₽ 53,694
Decrease in the deferred tax liability	47,818
Increase in goodwill	5,876
Acquisition-related costs		₽ 51,665
Assets
Intangible assets			₽ 1,094,227
Property and equipment			10,601
Deferred tax assets			8,420
Trade and other receivables			6,746
Indemnification asset	117,844		186,473
Prepaid expenses and other current assets			42,125
Cash and cash equivalents			95,701
Total Assets			1,444,293
Liabilities
Trade and other payables			27,210
Income tax payable			86,695
Provisions			488,646
Deferred tax liability			180,791
Total Liabilities			858,073
Goodwill	2,918,486		2,918,486
Purchase consideration			₽ 3,504,706
Non-contractual customer relationships
Disclosure of detailed information about business combination [line items]
Fair value of non contractual customer relationships	₽ 528,772